Unit-based Compensation - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions (Detail)		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Dividend yield		0.00%
Expected volatility		42.00%
Risk-free interest rate		3.78%
Time to liquidity (years)	[1]	6 years 6 months
SOLV Energy Holdings LLC [Member]
Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Dividend yield			0.00%	0.00%	0.00%
Expected volatility			55.00%	50.00%	62.50%
Risk-free interest rate			3.70%	4.00%	4.80%
Time to liquidity (years)			4 months 20 days	2 years 2 months 15 days	3 years 2 months 23 days

[1]	Expected life (years): The expected life was estimated using the simplified method due to a lack of historical exercise activity for the Company. The simplified method calculates the expected life as the mid-point between the vesting date and the contractual expiration date of the award.